Consolidated Statements of Changes In Equity (Parenthetical)	Dec. 13, 2018
Merger Agreement with Navios Midstream [Member]
Acquired Indefinite-lived Intangible Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	41.03%